Acquision (Purchase Consideration) (Details) CAD in Millions	Dec. 31, 2016 CAD	Jul. 01, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Fair value assigned to net assets:
Goodwill	CAD 6,213		CAD 264	CAD 222
TECO Energy Inc [Member]
Multiple Foreign Currency Exchange Rates [Abstract]
Foreign Currency Exchange Rate, Translation		1.3009
Purchase Consideration		CAD 8,447
Fair value assigned to net assets:
Current Assets		619
Regulatory assets (including current portion)		624
Property, plant and equipment, net		10,023
Other long-term assets		71
Current libabilities		(747)
Assumed long-term debt (including current portion)		(5,409)
Regulatory liabilities (including current portion)		(1,117)
Deferred Income Taxes		(800)
Pension and post-retirement liabilities (including current portion)		(480)
Other long-term liabilities		(146)
Net: Less Cash And Cash Equivalents		2,638
Cash and cash equivalents		38
Fair value of net assets acquired		2,676
Goodwill		5,771
Business Combination, Acquired Receivables [Abstract]
Fair Value, Acounts Receiveable		334
Gross Contractual Amount		337
Estimated Uncollectible		(3)
Tampa Electric Division [Member]
Fair value assigned to net assets:
Goodwill		4,552
Peoples Gas System Division [Member]
Fair value assigned to net assets:
Goodwill		744
New Mexico Gas Company [Member]
Fair value assigned to net assets:
Goodwill		CAD 475